Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.1%
Auto Manufacturers — 0.9%
Ferrari N.V.	2,945	$996,735
Beverages — 0.7%
The Coca-Cola Co.	11,068	841,721
Biotechnology — 1.4%
Gilead Sciences, Inc.	11,659	1,624,915
Building Materials — 1.7%
Vulcan Materials Co.	7,323	1,994,053
Commercial Services — 5.8%
Equifax, Inc.	6,250	1,125,438
S&P Global, Inc.	7,238	3,078,611
Verisk Analytics, Inc.	13,598	2,580,220
		6,784,269
Computers — 8.2%
Apple, Inc.	37,938	9,628,285
Diversified Financial Services — 11.0%
Intercontinental Exchange, Inc.	21,349	3,357,771
Mastercard, Inc., Class A	7,848	3,921,331
Visa, Inc., Class A	18,629	5,630,429
		12,909,531
Environmental Control — 2.2%
Waste Connections, Inc.	16,070	2,610,411
Healthcare Products — 7.2%
Danaher Corp.	15,296	2,900,121
Edwards Lifesciences Corp.*	26,570	2,127,726
IDEXX Laboratories, Inc.*	1,923	1,080,514
Intuitive Surgical, Inc.*	5,023	2,315,553
		8,423,914
Internet — 16.4%
Alphabet, Inc., Class A	23,642	6,798,493
Amazon.com, Inc.*	30,356	6,322,244
Booking Holdings, Inc.	504	2,122,001
Meta Platforms, Inc., Class A	4,367	2,498,492
Netflix, Inc.*	14,272	1,372,253
		19,113,483
Real Estate — 0.1%
CoStar Group, Inc.*	4,170	168,218
Semiconductors — 22.8%
Advanced Micro Devices, Inc.*	11,607	2,361,212
Broadcom, Inc.	10,588	3,277,092
NVIDIA Corp.	98,987	17,263,333
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,984	3,712,043
		26,613,680
Software — 17.7%
Autodesk, Inc.*	4,404	1,054,317
Broadridge Financial Solutions, Inc.	8,261	1,342,247
Intuit, Inc.	3,981	1,721,305
Microsoft Corp.	33,298	12,325,921
	Number of Shares	Value†

Software — (continued)
MSCI, Inc.	3,973	$2,141,487
Synopsys, Inc.*	2,142	849,260
Veeva Systems, Inc., Class A*	7,406	1,300,938
		20,735,475
Telecommunications — 1.6%
Motorola Solutions, Inc.	4,210	1,827,014
Transportation — 0.4%
Old Dominion Freight Line, Inc.	2,444	477,558
TOTAL COMMON STOCKS (Cost $84,563,663)		114,749,262

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $446,337)	446,337	446,337
TOTAL INVESTMENTS — 98.5% (Cost $85,010,000)		$115,195,599
Other Assets & Liabilities — 1.5%		1,732,150
TOTAL NET ASSETS — 100.0%		$116,927,749

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
Country Weightings as of 3/31/2026††
United States	94%
Taiwan	3
Canada	2
Italy	1
Total	100%
††	% of total investments as of March 31, 2026.

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